Stock Option Activity (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Number of shares
Outstanding at beginning of year	3,182,900	3,235,800	3,333,000
Granted	339,800	340,100	76,800
Exercised	(535,000)	(393,000)	(174,000)
Outstanding at end of year	2,987,700	3,182,900	3,235,800
Exercisable at end of year	2,231,000	2,766,000	3,159,000
Weighted average exercise price
Outstanding at beginning of year	¥ 1,947	¥ 2,047	¥ 2,051
Granted	¥ 1	¥ 1	¥ 1
Exercised	¥ 1,189	¥ 1,082	¥ 1,238
Outstanding at end of year	¥ 1,861	¥ 1,947	¥ 2,047
Exercisable at end of year	¥ 2,492	¥ 2,240	¥ 2,096